Note 3 - Inventories - Summary of Inventories (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Inventory	$ 2,097,083	$ 4,117,663
Lubricant [Member]
Inventory	1,196,444	1,370,033
Bunkers [Member]
Inventory	$ 900,639	$ 2,747,630